Taxes (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure Taxes Details Abstract
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%	26.50%
Statutory income tax rates applied to accounting income	$ (7,769,000)	$ (1,828,000)	$ (1,075,000)
Foreign tax rates different from statutory rate	(816,000)	(57,000)	(156,000)
Permanent differences and other items	(968,000)	583,000	789,000
Benefit of tax losses not recognized	9,553,000	1,302,000	1,072,000
Provision for income taxes